Restructuring and Restructuring Related Charges (Expected vs Incurred Costs) (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	$ 7.9	$ 2.8	$ 18.8
Impairment costs associated with this plan	29.4	7.8	5.4
Amount of total that represents cash charges	7.6	8.1	7.8
2018 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	1.4	2.6	17.7	$ 21.7
Impairment costs associated with this plan	0.5	7.6	5.1	13.2
Total	1.9	10.2	22.8	34.9
Amount of total that represents cash charges	$ 1.0	$ 8.0	$ 6.9	$ 15.9